UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2014 (unaudited)

	Shares	Value*
COMMON STOCK—97.7%
Australia—2.4%
AWE Ltd. (c)	8,232	$13,403
Northern Star Resources Ltd.	24,652	40,576
Sirtex Medical Ltd.	701	14,287
Western Areas Ltd.	11,423	52,508

		120,774

Belgium—0.6%
KBC Ancora (c)	973	31,903

Brazil—0.5%
Light S.A.	2,200	24,177

Canada—9.8%
Canadian Real Estate Investment Trust REIT	348	15,481
Cardinal Energy Ltd.	755	14,318
Cogeco Cable, Inc.	1,790	103,222
Delphi Energy Corp. (c)	4,027	16,778
Dream Industrial Real Estate Investment Trust REIT	3,527	31,692
Just Energy Group, Inc.	4,909	29,166
Northland Power, Inc.	4,628	77,041
Parex Resources, Inc. (c)	4,863	62,750
Secure Energy Services, Inc.	941	23,202
Sierra Wireless, Inc. (c)	1,007	28,192
Veresen, Inc.	5,800	99,325

		501,167

China—1.1%
Sinotrans Ltd., Class H	61,000	41,065
Yuzhou Properties Co., Ltd.	57,000	12,797

		53,862

Denmark—0.2%
OW Bunker A/S (c)	471	12,172

France—0.7%
APERAM (c)	1,128	36,417

Hong Kong—0.7%
Dah Sing Banking Group Ltd.	7,600	13,655
Esprit Holdings Ltd.	13,700	22,194

		35,849

India—0.4%
WNS Holdings Ltd. ADR (c)	1,000	20,630

Indonesia—0.6%
Salim Ivomas Pratama Tbk PT	426,300	30,227

Ireland—1.6%
ICON PLC (c)	1,650	81,741

Japan—8.0%
Calsonic Kansei Corp.	8,000	46,185
Futaba Industrial Co., Ltd.	6,300	35,150
Kuroda Electric Co., Ltd.	5,800	89,332
Pioneer Corp. (c)	16,900	52,596
Sankyu, Inc.	16,000	80,212
Seiko Epson Corp.	1,500	76,209
Sumitomo Dainippon Pharma Co., Ltd.	1,000	13,599
Yorozu Corp.	1,200	19,501

		412,784

Korea (Republic of)—3.4%
Hanil Cement Co., Ltd.	646	90,151
Korea Electric Terminal Co., Ltd.	402	18,535
OCI Materials Co., Ltd.	445	19,929
Sungwoo Hitech Co., Ltd.	2,768	46,582

		175,197

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2014 (unaudited) (continued)

	Shares	Value*
New Zealand—0.9%
Kiwi Income Property Trust REIT	47,406	$47,385

Norway—0.7%
Cermaq ASA	2,595	34,192

South Africa—2.5%
Hyprop Investments Ltd.	2,726	22,069
Resilient Property Income Fund Ltd. REIT	16,279	107,293

		129,362

Sweden—1.9%
Industrivarden AB, Class A	2,861	55,426
SSAB AB, Class A (c)	4,383	40,553

		95,979

Switzerland—2.9%
Lindt & Spruengli AG	15	78,639
Schmolz + Bickenbach AG (c)	27,124	39,025
Siegfried Holding AG (c)	181	31,447

		149,111

Taiwan—3.4%
Acer, Inc. (c)	98,000	81,124
Nan Ya Printed Circuit Board Corp. (c)	8,000	14,868
Pegatron Corp.	23,000	48,770
Silicon Motion Technology Corp. ADR	1,050	28,308

		173,070

United Kingdom—6.4%
Capital & Counties Properties PLC	4,590	25,515
Derwent London PLC REIT	1,733	80,332
Fresnillo PLC	3,093	49,483
Great Portland Estates PLC REIT	2,079	22,686
Shaftesbury PLC REIT	7,052	80,203
Workspace Group PLC REIT	3,518	36,269
Xchanging PLC	11,262	34,414

		328,902

United States—49.0%
Acadia Healthcare Co., Inc. (c)	1,900	97,299
AG Mortgage Investment Trust, Inc. REIT	2,970	59,311
Albany Molecular Research, Inc. (c)	1,900	37,620
Amsurg Corp. (c)	2,240	120,490
Andersons, Inc. (b)	1,370	94,215
ARRIS Group, Inc. (c)	1,100	33,671
Avis Budget Group, Inc. (c)	700	47,257
Avista Corp.	2,800	90,888
Black Hills Corp.	330	17,731
Century Aluminum Co. (c)	4,100	102,418
Delta Air Lines, Inc.	2,300	91,034
Emerge Energy Services L.P.	800	115,336
Entegris, Inc. (c)	6,660	80,852
Federated National Holding Co.	900	22,230
FelCor Lodging Trust, Inc. REIT	4,700	48,598
First Bancorp	5,900	104,843
Gold Resource Corp.	14,640	90,768
Greenbrier Cos., Inc.	1,260	90,115
Hanover Insurance Group, Inc.	400	25,380
Huntington Ingalls Industries, Inc.	1,000	102,110
Jazz Pharmaceuticals PLC (c)	550	89,606
Lear Corp.	300	30,339
Nabors Industries Ltd.	1,180	32,108
Navigators Group, Inc. (c)	460	29,555
Oxford Industries, Inc.	1,400	85,862
Salix Pharmaceuticals Ltd. (c)	800	127,288
Sanmina Corp. (c)	1,410	33,107
Select Medical Holdings Corp.	3,100	43,462
Skyworks Solutions, Inc.	2,000	113,320
Strategic Hotels & Resorts, Inc. REIT (c)	9,400	111,672
Symetra Financial Corp.	4,530	110,260
United Insurance Holdings Corp.	3,400	54,876
United Rentals, Inc. (c)	600	70,590
VCA, Inc. (c)	810	33,007

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2014 (unaudited) (continued)

	Shares	Value*
VeriFone Systems, Inc. (c)	2,300	$80,316

		2,517,534

Total Common Stock (cost-$4,879,932)		5,012,435

	Principal Amount (000s)
Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $218,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $222,451 including accrued interest (cost-$218,000)	$218	218,000

Total Investments (cost-$5,097,932) (a)—101.9%		5,230,435
Liabilities in excess of other assets—(1.9)%		(95,082)

Net Assets—100.0%		$5,135,353

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,382,121, representing 26.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Affiliated security.

(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

AllianzGI Global Small-Cap Opportunities Portfolio

August 31, 2014 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Real Estate Investment Trust	12.8%
Metals & Mining	8.9%
Oil, Gas & Consumable Fuels	6.4%
Health Care Providers & Services	5.6%
Insurance	4.8%
Pharmaceuticals	4.5%
Semiconductors & Semiconductor Equipment	4.4%
Technology Hardware, Storage & Peripherals	4.0%
Auto Components	3.5%
Trading Companies & Distributors	3.1%
Life Sciences Tools & Services	2.9%
Food Products	2.8%
Multi-Utilities	2.7%
IT Services	2.7%
Road & Rail	2.4%
Banks	2.3%
Media	2.0%
Aerospace & Defense	2.0%
Food & Staples Retailing	1.8%
Airlines	1.8%
Machinery	1.8%
Construction Materials	1.7%
Diversified Financial Services	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Independent Power Producers & Energy Traders	1.5%
Communications Equipment	1.3%
Energy Equipment & Services	1.1%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	0.9%
Air Freight & Logistics	0.8%
Real Estate Management & Development	0.8%
Electric Utilities	0.5%
Specialty Retail	0.4%
Chemicals	0.4%
Electrical Equipment	0.4%
Biotechnology	0.3%
Repurchase Agreements	4.2%
Liabilities in excess of other assets	(1.9)%

100.0%

AllianzGI U.S. Unconstrained Equity Portfolio

August 31, 2014 (unaudited)

	Shares	Value*
COMMON STOCK—87.0%
Airlines—3.1%
United Continental Holdings, Inc. (a)(b)	2,000	$95,220

Auto Components—1.6%
Delphi Automotive PLC (b)	700	48,706

Banks—2.1%
First Republic Bank (b)	1,300	63,570

Biotechnology—10.3%
Biogen Idec, Inc. (a)(b)	600	205,824
Gilead Sciences, Inc. (a)(b)	1,000	107,580

		313,404

Capital Markets—1.9%
Ameriprise Financial, Inc. (b)	450	56,592

Chemicals—6.8%
Ecolab, Inc. (b)	700	80,374
LyondellBasell Industries NV, Class A (b)	1,100	125,785

		206,159

Communications Equipment—4.5%
ARRIS Group, Inc. (a)(b)	1,900	58,159
Palo Alto Networks, Inc. (a)(b)	600	50,994
Ubiquiti Networks, Inc. (a)(b)	650	29,484

		138,637

Construction & Engineering—2.0%
Tutor Perini Corp. (a)(b)	2,000	59,760

Electrical Equipment—2.2%
AMETEK, Inc. (b)	1,250	66,175

Energy Equipment & Services—2.5%
Weatherford International PLC (a)(b)	3,250	76,993

Health Care Providers & Services—2.9%
HCA Holdings, Inc. (a)(b)	1,250	87,275

Hotels, Restaurants & Leisure—1.5%
Las Vegas Sands Corp.	700	46,557

Insurance—3.3%
American International Group, Inc. (b)	1,800	100,908

Internet & Catalog Retail—3.5%
HomeAway, Inc. (a)(b)	1,800	59,760
Valuevision Media, Inc., Class A (a)(b)	10,000	46,900

		106,660

Internet Software & Services—3.3%
Facebook, Inc., Class A (a)(b)	800	59,856
Yelp, Inc. (a)(b)	500	41,210

		101,066

Machinery—2.7%
WABCO Holdings, Inc. (a)(b)	800	82,560

Media—2.6%
Scripps Networks Interactive, Inc., Class A (b)	1,000	79,710

Oil, Gas & Consumable Fuels—4.3%
Pioneer Natural Resources Co. (b)	400	83,460
Sanchez Energy Corp. (a)(b)	1,400	46,466

		129,926

Pharmaceuticals—3.6%
Salix Pharmaceuticals Ltd. (a)(b)	700	111,377

Real Estate Investment Trust—3.2%
American Tower Corp. (b)	1,000	98,600

AllianzGI U.S. Unconstrained Equity Portfolio

August 31, 2014 (unaudited) (continued)

	Shares	Value*
Road & Rail—6.6%
Hertz Global Holdings, Inc. (a)(b)	2,000	$59,100
Union Pacific Corp. (b)	1,350	142,114

		201,214

Semiconductors & Semiconductor Equipment—3.2%
Canadian Solar, Inc. (a)(b)	1,300	46,072
Tower Semiconductor Ltd. (a)(b)	4,500	52,650

		98,722

Technology Hardware, Storage & Peripherals—7.2%
Apple, Inc. (b)	1,300	133,250
Hewlett-Packard Co. (b)	2,250	85,500

		218,750

Textiles, Apparel & Luxury Goods—2.1%
Michael Kors Holdings Ltd. (a)(b)	800	64,096

Total Common Stock (cost-$2,563,040)		2,652,637

	Principal Amount (000s)
Repurchase Agreements—11.7%
State Street Bank and Trust Co., dated 8/29/14, 0.00%, due 9/2/14, proceeds $357,000; collateralized by U.S. Treasury Notes, 2.00%, due 2/28/21, valued at $369,066 including accrued interest (cost-$357,000)	$357	357,000

Total Investments (cost-$2,920,040)—98.7%		3,009,637
Other assets less liabilities—1.3%		39,949

Net Assets—100.0%		$3,049,586

AllianzGI U.S. Unconstrained Equity Portfolio

August 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Non-income producing.

(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no written options outstanding at August 31, 2014, however the Portfolio had securities segregated as collateral for any transactions in the future.

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Portfolios’ sub-adviser Allianz Global Investors U.S. LLC. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the period ended August 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at August 31, 2014 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities):

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14
Investments in Securities - Assets
Common Stock:
Australia	$—	$120,774	$—	$120,774
Belgium	—	31,903	—	31,903
China	12,797	41,065	—	53,862
France	—	36,417	—	36,417
Hong Kong	—	35,849	—	35,849
Indonesia	—	30,227	—	30,227
Japan	—	412,784	—	412,784
Korea (Republic of)	108,686	66,511	—	175,197
Norway	—	34,192	—	34,192
Sweden	—	95,979	—	95,979
Switzerland	110,086	39,025	—	149,111
Taiwan	28,308	144,762	—	173,070
United Kingdom	36,269	292,633	—	328,902
All Other	3,334,168	—	—	3,334,168
Repurchase Agreements	—	218,000	—	218,000

Totals	$3,630,314	$1,600,121	$—	$5,230,435

AllianzGI U.S. Unconstrained Equity:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/14
Investments in Securities - Assets
Common Stock	$2,652,637	$—	$—	$2,652,637

Repurchase Agreements	—	357,000	—	357,000

Totals	$2,652,637	$357,000	$—	$3,009,637

At August 31, 2014, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
AllianzGI Global Small-Cap Opportunities	$5,097,932	$223,494	$90,991	$132,503
AllianzGI U.S. Unconstrained Equity	2,925,721	130,459	46,543	83,916

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: October 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 24, 2014